Risk management - Disclosure of concentrations by risk factor, structural risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Structural risks
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ (15.5)	€ (13.4)	€ (11.8)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(7.8)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.6)	(12.9)	(13.0)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(30.5)
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.6	5.7	6.0
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.5
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	4.2	5.9
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.3
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5	5.1	3.1
Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.4
Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.2	3.5	4.4
Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3
Banking book | Structural risks
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	538.5	1,011.9	903.1
Banking book | Structural risks | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	538.5
Banking book | Structural risks | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	664.0	993.7	911.0
Banking book | Structural risks | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1,084.4
Banking book | Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(422.4)	(240.2)	(263.4)
Banking book | Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(323.5)
Banking book | Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(417.1)	(327.3)	(349.8)
Banking book | Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(489.5)
Banking book | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	304.5	287.8	345.5
Banking book | Interest rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	266.2
Banking book | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	350.8	400.7	465.1
Banking book | Interest rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	577.0
Banking book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	461.0	655.2	502.6
Banking book | Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	400.4
Banking book | Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	493.4	600.6	499.9
Banking book | Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	682.3
Banking book | Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	195.4	309.1	318.5
Banking book | Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	195.4
Banking book | Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	236.9	€ 319.7	€ 295.9
Banking book | Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 314.6